Securities (Amortized cost and fair value of securities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	$ 533,999,000	$ 611,331,000
Securities available for sale, gross unrealized gains	2,917,000	1,141,000
Securities available for sale, gross unrealized losses	(8,878,000)	(26,549,000)
Available-for-sale securities, fair value	528,038,000	585,923,000
Held-to-maturity Securities
Securities held to maturity, amortized cost	324,994,000	283,814,000
Securities held to maturity, gross unrealized gains	1,299,000	597,000
Securities held to maturity, gross unrealized losses	(6,370,000)	(20,714,000)
Securities, held to maturity, fair value	319,923,000	263,697,000
Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	163,816,000
Securities, held to maturity, fair value	159,327,000
U.S. Government agency securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	149,112,000	149,096,000
Securities held to maturity, gross unrealized gains	0	0
Securities held to maturity, gross unrealized losses	(4,658,000)	(16,082,000)
Securities, held to maturity, fair value	144,454,000	133,014,000
Residential mortgage-backed securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	14,226,000	7,849,000
Securities held to maturity, gross unrealized gains	480,000	197,000
Securities held to maturity, gross unrealized losses	0	0
Securities, held to maturity, fair value	14,706,000	8,046,000
Agency CMOs [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	146,952,000	118,893,000
Securities held to maturity, gross unrealized gains	649,000	251,000
Securities held to maturity, gross unrealized losses	(1,711,000)	(4,465,000)
Securities, held to maturity, fair value	145,890,000	114,679,000
Corporate Debt Securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	5,000,000	5,000,000
Securities held to maturity, gross unrealized gains	63,000	149,000
Securities held to maturity, gross unrealized losses	0	0
Securities, held to maturity, fair value	5,063,000	5,149,000
Municipal securities [Member]
Held-to-maturity Securities
Securities held to maturity, amortized cost	9,704,000	2,976,000
Securities held to maturity, gross unrealized gains	107,000	0
Securities held to maturity, gross unrealized losses	(1,000)	(167,000)
Securities, held to maturity, fair value	9,810,000	2,809,000
Debt Securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	63,980,000
Available-for-sale securities, fair value	62,880,000
U.S. Government agency securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	33,995,000	33,995,000
Securities available for sale, gross unrealized gains	0	0
Securities available for sale, gross unrealized losses	(1,207,000)	(4,069,000)
Available-for-sale securities, fair value	32,788,000	29,926,000
Residential mortgage-backed securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	60,196,000	65,795,000
Securities available for sale, gross unrealized gains	442,000	0
Securities available for sale, gross unrealized losses	(489,000)	(3,295,000)
Available-for-sale securities, fair value	60,149,000	62,500,000
Agency CMOs [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	409,823,000	483,591,000
Securities available for sale, gross unrealized gains	2,250,000	1,141,000
Securities available for sale, gross unrealized losses	(7,064,000)	(17,668,000)
Available-for-sale securities, fair value	405,009,000	467,064,000
Municipal securities [Member]
Available-for-sale Securities
Available-for-sale securities, amortized cost basis	29,985,000	27,950,000
Securities available for sale, gross unrealized gains	225,000	0
Securities available for sale, gross unrealized losses	(118,000)	(1,517,000)
Available-for-sale securities, fair value	$ 30,092,000	$ 26,433,000